CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash And Cash Equivalents	$ 5,886,000	$ 7,887,000	$ 25,751,000
Accounts Receivable - Net Of Allowance For Doubtful Accounts	5,644,000	8,222,000	4,529,000
Inventory	15,807,000	13,343,000	9,933,000
Prepaid Expenses And Other Current Assets	2,702,000	1,976,000	6,391,000
Total Current Assets	30,039,000	31,428,000	46,604,000
Property And Equipment, Net	63,833,000	64,779,000	49,243,000
Goodwill		0	357,000
Other Intangibles, Net	40,674,000	40,756,000	736,000
Other Assets	346,000	416,000	476,000
Total Assets	134,892,000	137,379,000	97,416,000
Current liabilities:
Accounts Payable	2,317,000	3,102,000	2,137,000
Accrued Payroll And Benefits	744,000	650,000	1,212,000
Notes Payable, Current Portion	258,000	221,000	1,213,000
Lease Obligation, Current Portion	2,503,000	2,444,000	2,301,000
Other Current Liabilities	6,224,000	3,706,000	8,860,000
Total Current Liabilities	12,046,000	10,123,000	15,723,000
Notes Payable	19,000	28,000	303,000
Lease Obligation	33,407,000	34,052,000	36,533,000
Convertible Debentures	14,196,000	14,012,000	13,701,000
Mortgage Obligation	8,813,000	8,857,000	0
Total Liabilities	68,481,000	67,072,000	66,260,000
Stockholders' Equity
Share Capital	189,529,000	189,368,000	125,540,000
Accumulated Deficit	(123,118,000)	(119,061,000)	(94,384,000)
Total Stockholders' Equity	66,411,000	70,307,000	31,156,000
Total Liabilities And Stockholders' Equity	$ 134,892,000	$ 137,379,000	$ 97,416,000